Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

HV-4899 - PremierSolutions New Jersey Institutions of Higher Education

Supplement dated September 1, 2026 to Prospectus dated May 1, 2026

Effectively immediately, the following funds in the above-referenced product Prospectus are closed to new investors:

•American Century Investments® Equity Income Fund - Class A
•American Century Investments® Ginnie Mae Fund - Class A
•American Century Investments® Small Company Fund - Class A
•Hartford Dividend and Growth HLS Fund - Class IA
•Hartford MidCap HLS Fund - Class IA
•Hartford Small Company HLS Fund - Class IA
•Hartford Total Return Bond HLS Fund - Class IA
•Hartford Ultrashort Bond HLS Fund - Class IA
•Invesco Equity and Income Fund - Class A
•Invesco Global Opportunities Fund - Class A
•MassMutual Diversified Value Fund - Class R5
•MassMutual Global Fund - Class R4
•MassMutual Small Cap Growth Equity Fund - Class R4
•MassMutual Small Cap Opportunities Fund - Class R4
•Nomura Small Cap Growth Fund - Class Y
•Oakmark Equity and Income Fund - Investor Class

Effectively immediately, the following funds are added to the table of funds in the “Appendix A – General Account Options and Underlying Funds” section of the above-referenced product Prospectus (all other information in the table of funds remains unchanged):
2026-PROSUPP-22

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class*	0.40%	6.66%	-0.82%	1.56%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to new investors)	0.50%	6.94%	8.58%	10.19%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Large Blend	BNY Mellon S&P 500 Index Fund*	0.50%	17.28%	13.86%	14.24%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares*	0.50%	5.49%	6.80%	9.28%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
US Fund Small Growth	MFS® New Discovery Fund - Class R3*	1.21%	12.36%	-0.70%	10.22%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
2026-PROSUPP-22